Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of other liabilities
Membership Rewards liability	$ 5,832	$ 5,066
Employee-related liablities	2,224	2,192
Rebate and reward accruals	2,079	1,866
Deferred card fees, net	1,286	1,063
Book overdraft balances	532	2,178
Other	5,604	4,792
Total	17,557	17,157
Carrying amount of deferred charge card and other fees
Deferred charge card and other fees	1,566	1,228
Deferred direct acquisition costs	(154)	(75)
Reserves for membership cancellations	(126)	(90)
Total	$ 1,286	$ 1,063